CHANGE IN SHAREHOLDING OF THE SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Effects of Changes in Company's Ownership Interest

The schedule below discloses the effects of changes in the Company’s ownership interest in MRP and Studio City International on the Company’s equity:

	Year Ended December 31,
	2018	2017	2016
Net income attributable to Melco Resorts & Entertainment Limited Transfers (to) from noncontrolling interests:	$351,515	$347,002	$175,906

The Philippine subsidiaries
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from purchases of common shares of MRP from the open market and the Tender Offer	(140,999)	—	(761)
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from the vesting of restricted shares under the MRP Share Incentive Plan	(573)	(67)	(543)
Increase in Melco Resorts & Entertainment Limited additional paid-in capital resulting from the exercise of share options under the MRP Share Incentive Plan	—	96	—

Sub-total	(141,572)	29	(1,304)

Studio City International
Decrease in Melco Resorts & Entertainment Limited additional paid-in capital resulting from an initial public offering of Studio City International	(31,845)	—	—

Sub-total	(31,845)	—	—

Changes from net income attributable to Melco Resorts & Entertainment Limited’s shareholders and transfers from noncontrolling interests	$178,098	$347,031	$174,602